Summary Of Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies [Line Items]
Provision for firm purchase commitment	$ 10,675	$ 27,637
Impairment loss on property, plant and equipment	109,027	0	0
Percentage of VAT on invoice amount	17.00%
Percentage of gross revenues accrued as a warranty liability	1.00%
Warranty expenses	7,888	6,340	6,344
Accrued warranty cost	28,405	14,978
Shipping cost	9,567	17,911	14,265
Advertising expense	1,017	5,273	3,186
Government subsidy	49,685	109,000	45,775
Amortization of deferred revenue	1,718	1,462	1,346
Contribution to employee benefit plan on standard salary base	29.00%
Employee benefits plan expense	10,766	13,379	6,541
Land Use Rights
Summary Of Significant Accounting Policies [Line Items]
Amortization of land use rights	$ 6,281	$ 5,546	$ 3,869
Land Use Rights | Minimum
Summary Of Significant Accounting Policies [Line Items]
Rights to use land period	49 years 6 months
Land Use Rights | Maximum
Summary Of Significant Accounting Policies [Line Items]
Rights to use land period	50 years
Wafers | Minimum
Summary Of Significant Accounting Policies [Line Items]
Product warranty period	7 days
Wafers | Maximum
Summary Of Significant Accounting Policies [Line Items]
Product warranty period	30 days
Modules | Maximum
Summary Of Significant Accounting Policies [Line Items]
Product warranty period	25 years